Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Realized and Unrealized Gains or Losses on Financial Instruments
The following has been recorded as realized and unrealized gains or losses on our derivative financial instruments during the years ended December 31, 2017 and 2016:

	Fair value adjustments
	Statement of income
Amounts in thousands of U.S. dollars	Realized (loss) / gain	Unrealized gain / (loss)	Recognized in equity

Profit and loss agreement	$(116)	$—	$—

Total year ended December 31, 2017	$(116)	$—	$—

Profit and loss agreement	$—	$1,371	$—

Total year ended December 31, 2016	$—	$1,371	$—